LEGG MASON PARTNERS INCOME TRUST

AUGUST 20, 2010

SUPPLEMENT TO SUMMARY PROSPECTUS OF

LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND

DATED NOVEMBER 30, 2009

AND

SUPPLEMENT TO PROSPECTUS OF

LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND

DATED NOVEMBER 30, 2009

Summary Prospectus

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated November 30, 2009, as supplemented on March 12, 2010, March 19, 2010, May 21, 2010 and August 20, 2010 and as may be amended or further supplemented, the fund’s statement of additional information, dated November 30, 2009, as supplemented on March 12, 2010, May 21, 2010 and August 20, 2010 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated July 31, 2009, are incorporated by reference into this Summary Prospectus.

The sub-section labeled “Portfolio managers” under the section titled “Management” in the fund’s Summary Prospectus is deleted and replaced with the following:

Portfolio managers: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith J. Gardner. Messrs. Leech, Walsh, Eichstaedt and Lindbloom have been portfolio managers for the fund since 2006. Messrs. Buchanan and Gardner have been portfolio managers for the fund since 2007. These portfolio managers work together with a broader investment management team.

Prospectus

The sub-section labeled “Portfolio managers” under the section titled “Management” in the fund’s Prospectus is deleted and replaced with the following:

Portfolio managers: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith J. Gardner. Messrs. Leech, Walsh, Eichstaedt and Lindbloom have been portfolio managers for the fund since 2006. Messrs. Buchanan and Gardner have been portfolio managers for the fund since 2007. These portfolio managers work together with a broader investment management team.

The sub-section labeled “Portfolio managers” under the section titled “More on fund management” in the fund’s Prospectus is deleted and replaced with the following:

Portfolio managers

The fund is managed by a broad team of portfolio managers, sector specialists and other investment professionals. The particular mix of investment professionals involved in developing and investment strategies for a fund depends on the asset classes in which the fund invests. Senior portfolio managers are responsible for the development of investment strategy and oversight for each fund and coordination of other relevant investment team members. These portfolio managers work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The portfolio managers responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of this fund are S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith J. Gardner. Messrs. Leech, Walsh, Eichstaedt and Lindbloom have been portfolio managers for the fund since 2006. Messrs. Buchanan and Gardner have been portfolio managers for the fund since 2007.

Messrs. Leech, Walsh, Eichstaedt and Gardner are portfolio managers with Western Asset and have been employed by Western Asset for more than five years.

Mr. Lindbloom is a portfolio manager with Western Asset. Mr. Lindbloom joined Western Asset in 2006. Prior to that time, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1986.

Mr. Buchanan is a portfolio manager with Western Asset. Mr. Buchanan joined Western Asset in 2005. Prior to that time, Mr. Buchanan was a Managing Director with Credit Suisse Asset Management, beginning in 2003. Mr. Buchanan also was Executive Vice President and Portfolio Manager with Janus Capital Management in 2003. Prior to that time, Mr. Buchanan was Managing Director, Portfolio Manager and Head of High Yield Trading with BlackRock Financial Management since 1998.

The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

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